Note 5 - Revenues - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 567	$ 599
Balance	3,400
Unbilled membership dues	1,921	1,892
Billings	(1,906)	(1,924)
Balance	582	567
Balance	3,500	3,400
Deferred Membership Dues [Member]
Balance	3,443	3,643
Billings	7,511	7,141
Revenue Recognized	(7,430)	(7,341)
Balance	3,524	3,443
Customer Advance Deposits [Member]
Balance	1,223	965
Billings	3,016	3,030
Revenue Recognized	(2,674)	(2,772)
Balance	$ 1,565	$ 1,223